Filed Pursuant to Rule 497(e)
                              RREEF Securities Trust 1940 Act File No. 811-09589 RREEF Securities Trust 1933 Act File No. 333-87521


                             RREEF SECURITIES TRUST
                          SUPPLEMENT DATED JULY 3, 2002
                                       TO
                                 PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION
                            EACH DATED MARCH 28, 2002

         The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information, each dated March 28, 2002, of RREEF Securities Trust (the "Trust") with respect to RREEF RReal Estate Securities Fund (the "Fund"), the sole series offered by the Trust.

A.       SPECIAL MEETING

         A special meeting of shareholders of the Fund will be held at the offices of the Trust, 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611 on August 14, 2002 at 2:30 p.m. (Central time) (the "Special Meeting"). The Special Meeting is being held to consider and vote on the following matters for the Fund:

         1. The election of eleven new Trustees of the Fund to replace the current Trustees, and

         2. The approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and Deutsche Asset Management, Inc., an affiliate of RREEF America L.L.C., the current investment adviser.

         A proxy statement will be available upon request that identifies the proposed new Trustees and explains each of these proposals in detail.

B.       DISCONTINUATION OF CLASS B SHARES

         Effective June 18, 2002, the Fund discontinued the offer of its current Class B shares, and no Class B shares were outstanding. The Fund will continue to offer its current Class A shares, as described in the Trust's current Prospectus and Statement of Additional Information.

C.       MINIMUM INITIAL INVESTMENT

         Effective immediately, the Fund's minimum initial investment amount for its current Class A shares has been increased from $10,000 to $250,000.

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